Average Annual Total Returns{- Fidelity® Total Market Index Fund} - 02.28 Fidelity Index Funds Combo PRO-13 - Fidelity® Total Market Index Fund	Fidelity Total Market Index Fund Return Before Taxes Past 1 year	Fidelity Total Market Index Fund Return Before Taxes Past 5 years	Fidelity Total Market Index Fund Return Before Taxes Past 10 years	Fidelity Total Market Index Fund After Taxes on Distributions Past 1 year	Fidelity Total Market Index Fund After Taxes on Distributions Past 5 years	Fidelity Total Market Index Fund After Taxes on Distributions Past 10 years	Fidelity Total Market Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Total Market Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Total Market Index Fund After Taxes on Distributions and Sales Past 10 years	WA006 Past 1 year	WA006 Past 5 years	WA006 Past 10 years
Total	25.65%	17.93%	16.25%	25.28%	17.38%	15.72%	15.40%	14.41%	13.65%	25.66%	17.92%	16.24%